UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.0%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$3,450	$3,002,121

Arizona — 4.0%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	855	804,512
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,060	1,690,374
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	935	859,022
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	990	969,873
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,385	1,173,677
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	470	471,039

		5,968,497

Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	830	759,467

California — 21.2%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 5.63%, 8/01/20 (a)	2,000	1,151,360
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,090,120
Sutter Health, Series B, 6.00%, 8/15/42 (b)	1,585	1,556,343
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	600	610,380
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,090	959,265
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	400	382,940

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	$2,975	$2,735,245
Poway Unified School District, Special Tax Bonds, Community Facilities District No. 6 Area, Series A, 6.13%, 9/01/33	1,750	1,627,850
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (a)	2,525	769,115
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	4,770	4,559,643
San Marino Unified School District California, GO, Series A (NPFGC) (a):
5.51%, 7/01/17	1,820	1,409,881
5.56%, 7/01/18	1,945	1,396,821
5.60%, 7/01/19	2,070	1,392,179
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,265	1,287,062
6.50%, 4/01/33	7,325	7,746,700
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	3,495	3,135,644

		31,810,548

Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	891,992
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,100	970,288
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	860	761,736
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	510	497,342
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	926,992

		4,048,350

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	$685	$617,493
Wesleyan University, 5.00%, 7/01/35	1,875	1,856,663

		2,474,156

Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	570	547,109
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,050	1,806,993

		2,354,102

District of Columbia — 2.0%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (a)	10,170	2,056,170
First Senior Lien, Series A, 5.00%, 10/01/39	255	239,134
First Senior Lien, Series A, 5.25%, 10/01/44	745	719,849

		3,015,153

Florida — 7.3%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,570	1,387,802
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	870	854,714
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	545	539,855
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (a)	1,765	256,719
Water & Sewer System, 5.00%, 10/01/34	2,845	2,657,771
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	330	306,072
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	1,515	1,350,880
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,226,724
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40 (b)	1,135	1,115,160
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	495	283,214
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	1,195	962,608

		10,941,519

Municipal Bonds	Par (000)	Value

Georgia — 1.9%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$420	$390,025
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,740	1,688,565
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	765	749,272

		2,827,862

Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	320	325,869
6.75%, 11/15/29	455	480,216
7.00%, 11/15/39	275	293,615

		1,099,700

Hawaii — 0.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	680	653,562

Idaho — 1.3%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,003,400

Illinois — 4.7%
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,000	893,440
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	775	771,164
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	800	752,720
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
CAB, Series B, 6.25%, 6/15/47 (a)	9,555	776,917
Series B, 5.00%, 6/15/50	1,585	1,344,397
Series B-2, 5.00%, 6/15/50	1,260	1,034,926
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	675	639,070
6.00%, 6/01/28	575	548,746
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	294,868

		7,056,248

Indiana — 1.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	420	380,772
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,636,412

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	$565	$582,170

		2,599,354

Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,785	1,790,926
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	835	769,202

		2,560,128

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	510	478,870

Louisiana — 2.1%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	415,746
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,518,750
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	281,427

		3,215,923

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	139,681

Maryland — 1.6%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	200,444
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	415	386,299
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	1,095	1,039,724
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	750	747,818

		2,374,285

Massachusetts — 4.5%
Massachusetts Development Finance Agency, RB, Neville Communities, Series A (Ginnie Mae):
5.75%, 6/20/22	600	647,766
6.00%, 6/20/44	1,500	1,601,430
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	845	798,711

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	$910	$814,959
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	1,815,660
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	1,090	1,034,955

		6,713,481

Michigan — 4.2%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	460	532,712
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	960	899,559
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	639,416
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,520	1,396,211
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series C, AMT (Syncora), 5.65%, 9/01/29	2,935	2,868,845

		6,336,743

Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,637,405

Montana — 0.7%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,120	991,659

New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,578,241

New Jersey — 5.3%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	3,025	2,711,852
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	2,000	2,011,520
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	2,500	2,522,000
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	920	768,218

		8,013,590

New York — 6.8%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	885	834,148
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,050	1,071,840

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	$1,270	$1,213,764
Transportation, Series D, 5.25%, 11/15/40	610	557,808
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	350	357,837
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	525	535,458
Series C, 6.80%, 6/01/28	415	426,832
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,300	3,295,116
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	615	618,093
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	650	623,461
6.00%, 12/01/42	630	594,638

		10,128,995

North Carolina — 1.7%
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	810	722,147
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas, Series A, 4.63%, 11/01/40	1,355	1,195,733
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	705	645,703

		2,563,583

Pennsylvania — 5.3%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,095	727,693
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	325	296,940
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	1,879,300
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,750	2,246,420
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	2,455	2,323,461
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	540	540,248

		8,014,062

Municipal Bonds	Par (000)	Value

Puerto Rico — 4.9%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	$1,490	$1,454,210
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	905	784,300
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.41%, 8/01/35 (a)	10,000	1,957,000
First Sub-Series A, 6.50%, 8/01/44	2,790	2,887,455
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 6.52%, 8/01/38 (a)	2,145	339,232

		7,422,197

South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,650	1,583,158

Tennessee — 1.7%
Hardeman County Correctional Facilities Corp. Tennessee, RB, Series B, 7.38%, 8/01/17	2,200	2,064,282
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	510	458,393

		2,522,675

Texas — 11.2%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (c)	825	776,515
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	2,500	2,503,400
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	760	758,875
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	535	536,263
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,380	1,481,941
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	590	576,813
Matagorda County Hospital District Texas, RB (FHA), 5.00%, 2/15/35	2,765	2,453,855
North Texas Tollway Authority, RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	3,020	3,024,228
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,165	2,179,635
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,940	1,933,811

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	$625	$510,487

		16,735,823

U.S. Virgin Islands — 1.8%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	2,680	2,660,436

Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,400	1,281,546

Vermont — 0.6%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	1,000	872,220

Virginia — 0.8%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,175	1,176,128

Washington — 0.5%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	930	824,389

Wisconsin — 4.2%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	3,839,336
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,235	1,106,523
SynergyHealth Inc., 6.00%, 11/15/32	1,360	1,362,176

		6,308,035

Total Municipal Bonds – 117.8%		176,747,292

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 6.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,640	1,663,186
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,335	1,344,946
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,102,386
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	556,384
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,519	5,460,165

		10,127,067

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Colorado — 2.6%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	$1,870	$1,710,657
Series C-7, 5.00%, 9/01/36	1,200	1,102,668
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,080	1,054,647

		3,867,972

Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,300	2,315,870
Series X-3, 4.85%, 7/01/37	2,370	2,372,228

		4,688,098

Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,615,524

Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	2,999	3,001,735

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,019	1,040,104

New York — 4.7%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	810	827,701
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	2,910	2,837,916
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,323,075

		6,988,692

North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	800	794,112

Ohio — 4.6%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	6,980	6,833,420

Tennessee — 1.6%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,449,775

Texas — 2.2%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	3,360	3,233,597

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2011	5

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Virginia — 8.1%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$2,730	$2,758,201
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	7,900	7,902,607
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,452,318

		12,113,126

Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,355,675

Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,859	2,631,053

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 40.5%		60,739,950

Total Long-Term Investments (Cost – $244,569,790) – 158.3%		237,487,242

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (e)(f)	2,000,702	2,000,702

Total Short-Term Securities (Cost – $2,000,702) – 1.3%		2,000,702

Total Investments (Cost – $246,570,492*) – 159.6%		239,487,944
Liabilities in Excess of Other Assets – (0.5)%		(746,939)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (22.4)%		(33,638,816)
Preferred Shares, at Redemption Value – (36.7)%		(55,054,503)

Net Assets Applicable to Common Shares– 100.0%		$150,047,686

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$212,760,580

Gross unrealized appreciation	$3,726,870
Gross unrealized depreciation	(10,616,690)

Net unrealized depreciation	$(6,889,820)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Co., Inc.	$1,556,343	$15,042
Goldman Sachs Co.	$1,115,160	$13,892

(c)	Variable rate security. Rate shown is as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at April 30, 2010	Net Activity	Shares at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	607,735	1,392,967	2,000,702	$ 2,227

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$237,487,242	—	$237,487,242
Short-Term Securities	$2,000,702	—	—	2,000,702

Total	$2,000,702	$237,487,242	—	$239,487,944

1 See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2011